Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Central Index Key	0001398453
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016